Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net earnings	$ 101,705	$ 68,586
Other comprehensive income (loss):
Foreign currency translation adjustment, net of tax recovery of $169 and $nil, respectively (notes 1(v), 25(b)(iii) and 25(b)(iv))	(21,753)	(1,271)
Change in fair value of cash flow hedges, net of tax expense of $599 and $13,344, respectively (note 25(b)(ii))	1,626	19,715
Change in value of available-for-sale investments	(65)	121
Change in pension and other post-employment benefits, net of tax expense of $512 and $1,043, respectively (note 10)	376	1,695
Other comprehensive income (loss), net of tax	(19,816)	20,260
Comprehensive income	81,889	88,846
Comprehensive loss attributable to the non-controlling interests	(47,743)	(29,293)
Comprehensive income attributable to shareholders of Algonquin Power & Utilities Corp.	$ 129,632	$ 118,139